Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net income	$ 2,543,813	$ 2,223,979	$ 2,356,438
Net loss from discontinued operations	0	0	51,352
Net income from continuing operations	2,543,813	2,223,979	2,407,790
Changes in allowances - accounts receivable	7,915	(89)	(116,862)
Changes in allowances - advances to suppliers	0	3,526	(758,232)
Changes in allowances - inventories	(40,963)	53,736	(19,323)
Changes in allowances - long-term investment	92,944	0	0
Depreciation and amortization	26,870	64,287	68,418
Amortization of operating lease right-of-use assets	45,473	85,280	0
Non-cash lease expenses	0		91,573
Loss on short-term investment	5,870	145,843	0
Gain from disposal of property and equipment	0	0	0
Loss on disposal of property and equipment	124	0	0
Loss from disposal of subsidiaries	(5,592)	15,243	0
Amortization of debt issuance costs	1,691,609	48,160	0
Interest receivable from other receivable	0	(445,693)	0
Amortization of biological assets	217,207	218,317	0
Deferred income tax provision	164,600	(176,633)	0
Change in fair value of derivative liability	(873,767)	(419,649)	0
Share-based compensation	0	2,007,328	1,260,674
Changes in operating assets and liabilities:
Accounts receivable	(9,045,179)	6,483,703	(13,040,158)
Advances to suppliers	(71,298,597)	12,767,241	(40,989,649)
Notes receivables	3,558,349	(3,818,479)	0
Inventory, net	(3,272,753)	515,599	(1,212,031)
Other current assets	(222,440)	(49,765)	(258,117)
Accounts payable	946,285	156,598	26,404
Operating lease liabilities	(63,467)	(38,478)	(75,879)
Other current liabilities	(232,463)	795,434	(559,915)
Net cash provided by (used in) operating activities from continuing operations	(75,754,162)	20,635,488	(53,231,108)
Net cash provided by operating activities from discontinued operations	0	0	324,095
Net cash (used in) provided by operating activities	(75,754,162)	20,635,488	(52,907,013)
Cash flows from investing activities
Purchase of property and equipment	(314)	(2,946)	(4,686)
Purchase of intangible assets	0	0	(1,363)
Additions to biological assets	0	0	0
Short-term deposits	35,444,402	(35,296,981)	(2,772,430)
Advances to a third party	0	0	(107,817)
Acquisition of subsidiaries	0	(1,521,422)	0
Repayment of advances to a third party	0	106,500	0
Proceeds from disposal of subsidiary, net of cash	12,998	2,662,459	0
Purchase of long-term investments	(7,088,880)	(152,142)	0
Purchase of short-term investments		(152,142)	0
Other receivables	(7,504,211)	(7,607,108)	(9,241,432)
Advances to related parties	(7,096)	(27,297)	0
Repayment of advances to related party	30,872	0	0
Net cash used in investing activities from continuing operations	35,896,193	(41,991,079)	(12,127,728)
Net cash used in investing activities from discontinued operations	0	0	(130,492)
Net cash provided by (used in) investing activities	35,896,193	(41,991,079)	(12,258,220)
Cash flows from financing activities
Gross proceeds from bank acceptance notes payable	0	13,404	0
Repayment of bank acceptance notes payable	(12,491)	0	(3,388,525)
Net proceeds from share issuance	7,930,000	6,000,000	126,029,588
Net proceeds from convertible note issuance	0	6,000,000	0
Borrowings from bank loans	4,779,323	1,959,591	2,310,358
Repayments of bank loans	(1,688,040)	(2,283,527)	(628,931)
Repayment of advances from related parties	0	(54,600)	(2,147,199)
Proceeds from advances from related parties	9,150	0	489,997
Net cash provided by financing activities from continuing operations	11,017,942	11,634,868	122,665,288
Net cash (used by) provided by financing activities from discontinued operations	0	0	(252,488)
Net cash provided by financing activities	11,017,942	11,634,868	122,412,800
Effect of exchange rate changes on cash	462,261	(8,363,680)	(150,204)
Net (decrease) increase in cash	(28,377,766)	(18,084,403)	57,097,363
Cash, beginning of year	41,167,501	59,251,904	2,165,151
Cash	12,789,735	41,167,501	59,251,904
Less: cash from discontinued operations	0	0	(10,610)
Cash end of year	12,789,735	41,167,501	59,251,904
Reconciliation of cash and restricted cash, beginning of year
Cash	41,167,501	59,251,904	481,906
Restricted cash	0	0	1,617,000
Cash from continuing operations	41,167,501	59,251,904	2,098,906
Cash from discontinued operations	0	0	66,245
Reconciliation of cash and restricted cash, end of year
Cash from continuing operations	12,789,735	41,167,501	59,251,904
Cash from discontinued operations	0	0	10,610
Supplemental disclosure information:
Income taxes paid	67,572	5,443	22,100
Interest paid	165,179	82,970	116,700
Non-cash financing activities
Right of use assets obtained in exchange for operating lease obligations	2,888	0	593,457
Conversion of notes to ordinary shares	1,100,000	0	0
Accrued interest for convertible notes	$ 1,691,609	$ 5,753	$ 0